CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) [Abstract]
Net income/(loss) after tax	$ 50,672	$ (9,391)	$ 258,654	$ (2,181)
Items that will not be reclassified subsequently to income statement:
Remeasurement of defined benefit obligation (loss)	0	0	0	0
Total	0	0	0	0
Items that may be reclassified subsequently to income statement:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	72	(66)	(26)	(45)
Total	72	(66)	(26)	(45)
Other comprehensive income/(loss)	72	(66)	(26)	(45)
Total comprehensive income/(loss) for the period	50,743	(9,456)	258,627	(2,227)
Attributable to owners of non-controlling interest	3	(4)	7	(4)
Attributable to the owners of parent	$ 50,740	$ (9,453)	$ 258,621	$ (2,223)